Goodwill - Movement table Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ (61)	€ (120)	€ (804)
Orthoview
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	(37)
e-Prototypy
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Increase (decrease) through net exchange differences, goodwill	€ (24)